Assets held for sale and discontinued operations - Detailed Information About Gain On Sale Of Discontinued Operations (Parenthetical) (Detail) - Discontinued operations [member] - GBP (£)
£ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement [LineItems]
Percentage of interest in associates	40.00%
Deferred consideration upon satisfaction of certain conditions		£ 79.6
Deferred consideration upon satisfaction of certain conditions		£ 78.0